Non-trading securities - Non-Trading securities reconciliation (Detail) - Insurance subsidiary [Member] ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Non-trading debt securities [Line Items]
Cost and/or amortized cost	¥ 275,264
Gross unrealized gains	35,155
Gross unrealized losses	1,735
Fair value	308,684
Japanese government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	89,851
Gross unrealized gains	3,953
Gross unrealized losses	585
Fair value	93,219
Foreign government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	25,326
Gross unrealized gains	2,434
Gross unrealized losses	198
Fair value	27,562
Corporate bonds [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	117,140
Gross unrealized gains	6,942
Gross unrealized losses	930
Fair value	123,152
Equity securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	42,947
Gross unrealized gains	21,826
Gross unrealized losses	22
Fair value	¥ 64,751